FINANCIAL INFORMATION OF PARENT COMPANY - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 150	$ 2,502	$ 1,301
Amount due from subsidiaries	$ 191	$ 601
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 24,989	$ 60,436
Total current assets	29,915	69,794
TOTAL ASSETS	72,174	115,149
Current liabilities
Accrued expenses and other current liabilities	10,553	10,945
Total liabilities	93,261	101,796
Equity
Ordinary Shares ($0.04 par value; 22,500,000 shares authorized; 8,948,505 and 4,525,643 shares issued as of December 31, 2022 and 2023, respectively; 8,923,687 and 8,923,687 shares outstanding as of December 31, 2022 and 2023, respectively)	181	359
Additional paid-in capital	298,750	332,746
Treasury stock (24,818 shares as of December 31, 2022 and 2023)	(1,148)	(1,148)
Accumulated deficits	(318,813)	(318,239)
Accumulated other comprehensive income	32,879	32,044
Total equity	(21,087)	13,353	(8,934)
TOTAL LIABILITIES AND EQUITY	72,174	115,149
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	2	2
Amount due from subsidiaries	$ 16,296	$ 49,691
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
Other current assets	$ 108	$ 108
Total current assets	16,406	49,801
TOTAL ASSETS	16,406	49,801
Current liabilities
Accrued expenses and other current liabilities	4,557	4,039
Total liabilities	4,557	4,039
Equity
Ordinary Shares ($0.04 par value; 22,500,000 shares authorized; 8,948,505 and 4,525,643 shares issued as of December 31, 2022 and 2023, respectively; 8,923,687 and 8,923,687 shares outstanding as of December 31, 2022 and 2023, respectively)	181	359
Additional paid-in capital	298,750	332,746
Treasury stock (24,818 shares as of December 31, 2022 and 2023)	(1,148)	(1,148)
Accumulated deficits	(318,813)	(318,239)
Accumulated other comprehensive income	32,879	32,044
Total equity	11,849	45,762	$ 24,499	$ 31,623
TOTAL LIABILITIES AND EQUITY	$ 16,406	$ 49,801